Supplemental information on oil and gas activities (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	$ 6,108,748	$ 3,924,732	$ 2,410,940
Future production costs	(1,804,615)	(1,185,960)	(987,596)
Future development costs	(598,610)	(488,548)	(470,461)
Future income taxes	(1,049,797)	(676,618)	(290,179)
Undiscounted future net cash flows	2,655,726	1,573,606	662,704
10% annual discount	(871,884)	(523,874)	(253,302)
Standardized measure of discounted future net cash flows	1,783,842	1,049,732	409,402	$ 440,568
Chile [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	317,437	284,711	394,993
Future production costs	(156,724)	(131,788)	(186,700)
Future development costs	(39,360)	(57,690)	(149,785)
Future income taxes	(2,515)	(656)	(8,344)
Undiscounted future net cash flows	118,838	94,577	50,164
10% annual discount	(29,008)	(19,338)	(14,709)
Standardized measure of discounted future net cash flows	89,830	75,239	35,455	68,155
Colombia [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	4,059,619	2,434,954	873,771
Future production costs	(983,782)	(531,751)	(229,593)
Future development costs	(207,630)	(187,414)	(69,996)
Future income taxes	(848,519)	(558,226)	(191,096)
Undiscounted future net cash flows	2,019,688	1,157,563	383,086
10% annual discount	(640,625)	(343,561)	(113,584)
Standardized measure of discounted future net cash flows	1,379,063	814,002	269,502	300,097
Brazil [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	102,104	157,527	200,713
Future production costs	(49,255)	(56,311)	(74,116)
Future development costs	(3,752)	(7,524)	(16,352)
Future income taxes	(2,231)	(10,442)	(21,041)
Undiscounted future net cash flows	46,866	83,250	89,204
10% annual discount	(5,317)	(13,293)	(15,688)
Standardized measure of discounted future net cash flows	41,549	69,957	73,516	72,316
Argentina [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	277,429	0	0
Future production costs	(173,053)	0	0
Future development costs	(54,400)	0	0
Future income taxes	(6,610)	0	0
Undiscounted future net cash flows	43,366	0	0
10% annual discount	(8,499)	0	0
Standardized measure of discounted future net cash flows	34,867	0	0	0
Peru [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	1,352,159	1,047,540	941,463
Future production costs	(441,801)	(466,110)	(497,187)
Future development costs	(293,468)	(235,920)	(234,328)
Future income taxes	(189,922)	(107,294)	(69,698)
Undiscounted future net cash flows	426,968	238,216	140,250
10% annual discount	(188,435)	(147,682)	(109,321)
Standardized measure of discounted future net cash flows	$ 238,533	$ 90,534	$ 30,929	$ 0